LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.24%
Aerospace & Defense–0.44%
†Axon Enterprise	1,150	$ 163,783
Curtiss-Wright	5,750	681,950
HEICO Class A	1,850	210,160
†Hexcel	1,400	78,400
†Howmet Aerospace	5,100	163,863
Huntington Ingalls Industries	1,185	243,932
Raytheon Technologies	14,390	1,111,915
Spirit AeroSystems Holdings Class A	3,800	184,870
†Teledyne Technologies	375	155,119
Textron	2,000	112,160
		3,106,152
Air Freight & Logistics–0.18%
CH Robinson Worldwide	2,000	190,860
Expeditors International of Washington	5,100	549,219
United Parcel Service Class B	1,820	309,382
†XPO Logistics	2,100	258,930
		1,308,391
Airlines–0.74%
†Alaska Air Group	9,000	622,890
†Delta Air Lines	27,400	1,322,872
†JetBlue Airways	29,300	595,962
†Southwest Airlines	43,150	2,634,739
†United Airlines Holdings	1,200	69,048
		5,245,511
Auto Components–0.26%
Lear	10,090	1,828,813
		1,828,813
Automobiles–0.11%
†Ford Motor	66,100	809,725
		809,725
Banks–7.30%
Bank of America	78,510	3,037,552
Citigroup	32,510	2,365,102
Citizens Financial Group	149,797	6,613,538
Fifth Third Bancorp	192,350	7,203,507
First Horizon National	16,400	277,324
Huntington Bancshares	280,353	4,407,149
KeyCorp	8,500	169,830
M&T Bank	48,398	7,337,621
Popular	20,300	1,427,496
Regions Financial	294,379	6,081,870
Signature Bank	1,850	418,285
Sterling Bancorp	35,760	823,195
†SVB Financial Group	975	481,319
TCF Financial	91,119	4,233,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Truist Financial	6,750	$ 393,660
Wells Fargo & Co.	34,300	1,340,101
Western Alliance Bancorp	9,190	867,904
Zions Bancorp	78,249	4,300,565
		51,779,407
Beverages–1.04%
†Boston Beer Class A	225	271,413
Constellation Brands Class A	20,507	4,675,596
Keurig Dr Pepper	71,174	2,446,250
		7,393,259
Biotechnology–0.64%
AbbVie	15,085	1,632,499
†Biogen	1,700	475,575
†BioMarin Pharmaceutical	1,200	90,612
†Bluebird Bio	6,200	186,930
†Exelixis	15,550	351,274
†Incyte	750	60,953
†Iovance Biotherapeutics	7,600	240,616
†Moderna	8,700	1,139,265
†Neurocrine Biosciences	1,300	126,425
†Sarepta Therapeutics	3,375	251,539
		4,555,688
Building Products–1.29%
Fortune Brands Home & Security	64,959	6,224,371
Owens Corning	11,500	1,059,035
Trane Technologies	11,050	1,829,438
		9,112,844
Capital Markets–5.18%
Affiliated Managers Group	3,400	506,702
Ameriprise Financial	55,190	12,828,915
Evercore Class A	1,100	144,914
Goldman Sachs Group	1,390	454,530
Invesco	8,000	201,760
KKR & Co Class A	4,800	234,480
Lazard Class A	1,100	47,861
LPL Financial Holdings	6,475	920,486
Morgan Stanley	9,690	752,525
Morningstar	1,150	258,796
Northern Trust	50,830	5,342,741
Raymond James Financial	51,878	6,358,168
State Street	40,068	3,366,113
T. Rowe Price Group	31,008	5,320,973
		36,738,964
Chemicals–1.74%
Ashland Global Holdings	3,150	279,625
†Axalta Coating Systems	7,800	230,724
Cabot	590	30,939
Celanese	28,581	4,281,720
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
CF Industries Holdings	2,000	$ 90,760
DuPont de Nemours	16,910	1,306,805
Eastman Chemical	3,190	351,283
Huntsman	48,000	1,383,840
PPG Industries	1,500	225,390
RPM International	1,900	174,515
Scotts Miracle-Gro	1,900	465,443
Valvoline	131,257	3,421,870
W R Grace & Co	2,100	125,706
		12,368,620
Commercial Services & Supplies–0.18%
†IAA	4,800	264,672
Republic Services	10,380	1,031,253
		1,295,925
Communications Equipment–1.31%
†Ciena	10,200	558,144
Cisco Systems	18,500	956,635
†CommScope Holding	116,355	1,787,213
Motorola Solutions	31,976	6,013,087
		9,315,079
Construction & Engineering–0.19%
†AECOM	14,020	898,822
Quanta Services	4,710	414,386
		1,313,208
Construction Materials–0.66%
Martin Marietta Materials	13,912	4,671,928
		4,671,928
Consumer Finance–0.98%
Ally Financial	19,760	893,350
Capital One Financial	3,760	478,385
Discover Financial Services	49,399	4,692,411
Synchrony Financial	21,390	869,717
		6,933,863
Containers & Packaging–1.78%
Ardagh Group	23,200	589,512
Avery Dennison	990	181,814
Ball	16,252	1,377,194
†Berry Global Group	22,660	1,391,324
Crown Holdings	9,280	900,531
Graphic Packaging Holding	40,400	733,664
Packaging Corp. of America	23,020	3,095,730
Silgan Holdings	100,838	4,238,221
Sonoco Products	1,200	75,960
WestRock	700	36,435
		12,620,385
Distributors–1.02%
Genuine Parts	25,875	2,990,891
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors (continued)
†LKQ	100,694	$ 4,262,377
		7,253,268
Diversified Consumer Services–0.09%
†Bright Horizons Family Solutions	1,225	210,026
H&R Block	18,500	403,300
		613,326
Diversified Financial Services–0.62%
†Berkshire Hathaway Class B	6,280	1,604,351
Equitable Holdings	20,800	678,496
Jefferies Financial Group	34,800	1,047,480
Voya Financial	16,470	1,048,151
		4,378,478
Diversified Telecommunication Services–0.41%
Lumen Technologies	2,200	29,370
Verizon Communications	49,240	2,863,306
		2,892,676
Electric Utilities–3.02%
Edison International	77,972	4,569,159
Entergy	53,255	5,297,275
Exelon	30,260	1,323,572
NextEra Energy	12,910	976,125
NRG Energy	24,000	905,520
†PG&E	12,100	141,691
Southern	5,700	354,312
Xcel Energy	118,111	7,855,563
		21,423,217
Electrical Equipment–2.75%
Acuity Brands	32,897	5,428,005
AMETEK	38,307	4,892,953
Eaton	14,260	1,971,873
Hubbell	35,163	6,571,613
nVent Electric	9,200	256,772
Regal Beloit	2,700	385,236
		19,506,452
Electronic Equipment, Instruments & Components–3.23%
Amphenol Class A	82,920	5,470,232
†Arrow Electronics	20,350	2,255,187
Avnet	20,400	846,804
CDW	30,355	5,031,341
Jabil	8,800	459,008
†Keysight Technologies	15,519	2,225,425
SYNNEX	57,816	6,639,590
		22,927,587
Energy Equipment & Services–0.17%
Baker Hughes	15,130	326,959
Halliburton	15,100	324,046

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Helmerich & Payne	2,500	$ 67,400
†NOV	4,600	63,112
Schlumberger	14,390	391,264
		1,172,781
Entertainment–0.34%
Activision Blizzard	1,150	106,950
†Playtika Holding	10,700	291,147
†Roku	1,900	618,963
†Spotify Technology	1,050	281,348
†Take-Two Interactive Software	4,050	715,635
†Walt Disney	2,260	417,015
		2,431,058
Equity Real Estate Investment Trusts–7.36%
Alexandria Real Estate Equities	1,150	188,945
American Campus Communities	8,392	362,283
American Homes 4 Rent Class A	118,989	3,967,093
Americold Realty Trust	900	34,623
Apple Hospitality REIT	10,000	145,700
AvalonBay Communities	19,165	3,536,134
Boston Properties	42,324	4,285,728
Brixmor Property Group	131,142	2,653,003
Camden Property Trust	2,075	228,063
Corporate Office Properties Trust	2,500	65,825
Cousins Properties	3,200	113,120
Douglas Emmett	1,860	58,404
Duke Realty	4,100	171,913
Equinix	610	414,550
Equity LifeStyle Properties	2,785	177,237
Equity Residential	2,500	179,075
Essex Property Trust	11,379	3,093,267
Federal Realty Investment Trust	23,886	2,423,235
First Industrial Realty Trust	1,400	64,106
Gaming and Leisure Properties	11,663	494,861
Healthcare Trust of America Class A	600	16,548
Highwoods Properties	3,500	150,290
†Host Hotels & Resorts	17,100	288,135
Invitation Homes	33,330	1,066,227
JBG SMITH Properties	54,148	1,721,365
Kilroy Realty	7,020	460,723
Kimco Realty	153,292	2,874,225
Life Storage	800	68,760
Medical Properties Trust	6,100	129,808
Mid-America Apartment Communities	13,739	1,983,362
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
†Outfront Media	6,603	$ 144,144
Paramount Group	7,400	74,962
†Park Hotels & Resorts	4,600	99,268
Rayonier	113,692	3,666,567
Realty Income	5,300	336,550
Regency Centers	38,340	2,174,261
Rexford Industrial Realty	22,977	1,158,041
Simon Property Group	1,900	216,163
Spirit Realty Capital	2,500	106,250
STORE Capital	800	26,800
Sun Communities	11,636	1,745,866
UDR	3,000	131,580
Ventas	40,660	2,168,804
VEREIT	13,014	502,601
VICI Properties	48,618	1,372,972
Weingarten Realty Investors	6,600	177,606
Weyerhaeuser	122,394	4,357,226
WP Carey	32,432	2,294,888
		52,171,157
Food & Staples Retailing–1.13%
Kroger	83,104	2,990,913
Sysco	15,410	1,213,383
†U.S. Foods Holding	99,567	3,795,494
		7,999,790
Food Products–1.18%
Archer-Daniels-Midland	14,850	846,450
Bunge	11,050	875,933
Hershey	1,900	300,504
Lamb Weston Holdings	2,850	220,818
Mondelez International Class A	7,090	414,978
†Pilgrim's Pride	21,400	509,106
†Post Holdings	38,164	4,034,698
†TreeHouse Foods	2,600	135,824
Tyson Foods Class A	13,610	1,011,223
		8,349,534
Gas Utilities–0.78%
National Fuel Gas	110,066	5,502,199
		5,502,199
Health Care Equipment & Supplies–1.75%
†Align Technology	500	270,765
Cooper	100	38,409
DENTSPLY SIRONA	3,700	236,097
†Haemonetics	1,100	122,111
Hill-Rom Holdings	9,100	1,005,368
†Hologic	4,990	371,156
Medtronic	20,320	2,400,402
†SmileDirectClub	44,400	457,764
Teleflex	600	249,276

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	45,220	$ 7,238,818
		12,390,166
Health Care Providers & Services–4.65%
AmerisourceBergen	45,610	5,385,173
Anthem	5,620	2,017,299
Cardinal Health	11,000	668,250
†Centene	12,000	766,920
Cigna	17,665	4,270,337
†DaVita	3,000	323,310
HCA Healthcare	2,730	514,168
†Henry Schein	51,940	3,596,326
Humana	4,192	1,757,496
†Laboratory Corp of America Holdings	26,316	6,711,369
McKesson	6,127	1,195,010
†Molina Healthcare	1,400	327,264
Premier Class A	11,400	385,890
Universal Health Services Class B	37,780	5,039,474
		32,958,286
Hotels, Restaurants & Leisure–1.53%
†Airbnb Class A	598	112,388
†Chipotle Mexican Grill	500	710,410
Darden Restaurants	22,219	3,155,098
Domino's Pizza	350	128,727
†Expedia Group	21,524	3,704,711
†Las Vegas Sands	14,890	904,716
†Six Flags Entertainment	9,100	422,877
Travel + Leisure Co	26,740	1,635,418
Wendy's	3,900	79,014
		10,853,359
Household Durables–2.01%
Garmin	3,400	448,290
†Mohawk Industries	27,590	5,305,833
Newell Brands	263,054	7,044,586
PulteGroup	9,670	507,095
Tempur Sealy International	1,600	58,496
Whirlpool	3,960	872,586
		14,236,886
Household Products–0.64%
Energizer Holdings	60,834	2,887,182
Procter & Gamble	6,730	911,444
Spectrum Brands Holdings	9,070	770,950
		4,569,576
Independent Power and Renewable Electricity Producers–0.35%
AES	55,900	1,498,679
Vistra	56,890	1,005,815
		2,504,494
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–1.03%
Carlisle	42,159	$ 6,938,528
General Electric	25,230	331,270
		7,269,798
Insurance–4.39%
†Alleghany	4,823	3,020,597
Allstate	8,050	924,945
American Financial Group	1,820	207,662
†Arch Capital Group	8,870	340,342
Assurant	640	90,733
Assured Guaranty	5,870	248,184
†Athene Holding Class A	6,300	317,520
Axis Capital Holdings	2,900	143,753
Everest Re Group	1,550	384,105
Fidelity National Financial	9,950	404,567
First American Financial	4,575	259,174
Hanover Insurance Group	960	124,282
Hartford Financial Services Group	76,237	5,091,869
Loews	147,016	7,538,980
Marsh & McLennan	29,285	3,566,913
MetLife	5,270	320,363
Progressive	36,308	3,471,408
Prudential Financial	5,550	505,605
Reinsurance Group of America	1,200	151,260
Travelers	3,840	577,536
WR Berkley	45,508	3,429,028
		31,118,826
Interactive Media & Services–1.38%
†Alphabet Class A	670	1,381,888
†Alphabet Class C	825	1,706,620
†Bumble Class A	13,672	852,859
†IAC/InterActive	16,250	3,515,038
†Match Group	3,988	547,871
†Pinterest Class A	7,000	518,210
†Twitter	8,550	544,037
†Zillow Group Class C	5,490	711,724
		9,778,247
Internet & Direct Marketing Retail–0.14%
eBay	10,500	643,020
Qurate Retail	32,400	381,024
		1,024,044
IT Services–0.65%
†Black Knight	5,521	408,499
†DXC Technology	46,970	1,468,282
Fidelity National Information Services	4,014	564,409
†Fiserv	4,600	547,584
Global Payments	1,897	382,397
†Globant	700	145,327

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†GoDaddy Class A	3,600	$ 279,432
Mastercard Class A	970	345,368
†MongoDB	200	53,486
†StoneCo Class A	600	36,732
†Twilio Class A	1,100	374,836
		4,606,352
Leisure Products–0.20%
Brunswick	6,260	597,016
Hasbro	1,600	153,792
†Mattel	9,500	189,240
†Peloton Interactive Class A	2,350	264,234
Polaris	1,800	240,300
		1,444,582
Life Sciences Tools & Services–0.73%
†10X Genomics Class A	1,700	307,700
Agilent Technologies	21,420	2,723,339
†Bio-Rad Laboratories Class A	375	214,189
Bio-Techne	1,200	458,316
†Charles River Laboratories International	1,375	398,516
†IQVIA Holdings	1,940	374,691
†PPD	6,300	238,392
†QIAGEN	4,500	219,105
†Repligen	1,100	213,851
		5,148,099
Machinery–5.61%
AGCO	4,590	659,353
Crane	6,070	570,034
Deere & Co.	2,180	815,625
IDEX	23,577	4,935,138
†Ingersoll Rand	8,315	409,181
ITT	76,130	6,920,978
Lincoln Electric Holdings	42,286	5,198,641
†Middleby	37,550	6,223,912
PACCAR	10,600	984,952
Parker-Hannifin	2,860	902,130
Snap-on	22,896	5,283,023
Timken	70,670	5,736,284
Toro	9,470	976,736
Westinghouse Air Brake Technologies	2,000	158,320
		39,774,307
Media–2.51%
†Charter Communications Class A	1,880	1,159,998
†Discovery Class A	5,460	237,292
†Discovery Class C	46,414	1,712,212
Fox Class B	21,340	745,406
†Liberty Broadband Class C	44,847	6,733,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class C	141,883	$ 6,258,459
Nexstar Media Group Class A	3,660	513,974
Omnicom Group	6,220	461,213
		17,822,331
Metals & Mining–0.89%
†Freeport-McMoRan	176,825	5,822,847
Newmont	3,575	215,465
Nucor	1,400	112,378
Reliance Steel & Aluminum	350	53,302
Steel Dynamics	2,140	108,626
		6,312,618
Mortgage Real Estate Investment Trusts (REITs)–0.07%
New Residential Investment	29,800	335,250
Starwood Property Trust	5,400	133,596
		468,846
Multiline Retail–0.70%
Dollar General	950	192,489
Kohl's	67,653	4,032,796
Target	3,760	744,743
		4,970,028
Multi-Utilities–2.42%
CenterPoint Energy	3,370	76,330
CMS Energy	99,723	6,105,042
Dominion Energy	13,430	1,020,143
DTE Energy	1,800	239,652
MDU Resources Group	4,100	129,601
Sempra Energy	26,033	3,451,455
WEC Energy Group	65,430	6,123,594
		17,145,817
Oil, Gas & Consumable Fuels–3.58%
Cabot Oil & Gas	159,382	2,993,194
†Cheniere Energy	15,000	1,080,150
Chevron	4,890	512,423
Cimarex Energy	27,150	1,612,438
ConocoPhillips	10,743	569,057
Devon Energy	6,400	139,840
Diamondback Energy	97,468	7,162,923
EOG Resources	8,360	606,351
†EQT	115,354	2,143,277
Equitrans Midstream	167,054	1,363,161
Exxon Mobil	15,970	891,605
HollyFrontier	15,600	558,168
Kinder Morgan	38,990	649,184
Murphy Oil	3,900	63,999
Pioneer Natural Resources	1,800	285,876
Valero Energy	1,530	109,548
Williams	197,074	4,668,683
		25,409,877

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.08%
†Herbalife Nutrition	12,900	$ 572,244
		572,244
Pharmaceuticals–0.64%
Bristol-Myers Squibb	30,490	1,924,834
†Elanco Animal Health	8,400	247,380
†Horizon Therapeutics	3,450	317,538
†Jazz Pharmaceuticals	6,210	1,020,738
Johnson & Johnson	2,890	474,971
†Nektar Therapeutics	8,500	170,000
Perrigo	3,400	137,598
†Viatris	15,300	213,741
		4,506,800
Professional Services–1.06%
†CoStar Group	1,100	904,079
IHS Markit	1,800	174,204
Leidos Holdings	40,904	3,938,237
ManpowerGroup	8,610	851,529
Nielsen Holdings	5,100	128,265
Science Applications International	11,010	920,326
TransUnion	6,600	594,000
		7,510,640
Real Estate Management & Development–0.98%
†CBRE Group Class A	84,550	6,688,751
†Cushman & Wakefield	16,841	274,845
		6,963,596
Road & Rail–0.32%
CSX	10,690	1,030,730
Landstar System	1,160	191,470
Old Dominion Freight Line	2,380	572,176
Schneider National Class B	6,000	149,820
Union Pacific	1,540	339,431
		2,283,627
Semiconductors & Semiconductor Equipment–1.47%
Analog Devices	31,872	4,942,710
†Cirrus Logic	2,200	186,538
†Enphase Energy	200	32,432
Intel	13,310	851,840
Lam Research	4,720	2,809,533
†Qorvo	4,680	855,036
QUALCOMM	5,470	725,267
		10,403,356
Software–2.67%
†Anaplan	7,000	376,950
†Avalara	2,200	293,546
†Bill.Com Holdings	3,900	567,450
†C3.ai Class A	3,800	250,458
†Cloudflare Class A	3,600	252,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings Class A	400	$ 73,004
†Dropbox Class A	7,800	207,948
†Elastic	2,700	300,240
†Five9	2,600	406,458
†HubSpot	1,000	454,210
†Medallia	9,800	273,322
Microsoft	5,940	1,400,474
†New Relic	4,500	276,660
NortonLifeLock	210,975	4,485,328
†Nuance Communications	17,300	754,972
Oracle	7,960	558,553
†Palo Alto Networks	1,875	603,863
†Proofpoint	2,450	308,186
†Qualtrics International Class A	19,980	657,542
†Smartsheet Class A	10,900	696,728
†SolarWinds	23,300	406,352
†Synopsys	17,276	4,280,647
†Trade Desk Class A	800	521,328
†Zendesk	3,900	517,218
		18,924,373
Specialty Retail–2.84%
Advance Auto Parts	2,950	541,295
†AutoZone	4,922	6,911,965
Best Buy	51,162	5,873,909
†Burlington Stores	375	112,050
Dick's Sporting Goods	2,850	217,028
†Five Below	900	171,711
†Floor & Decor Holdings Class A	5,100	486,948
Foot Locker	16,570	932,062
†Gap	143,477	4,272,745
†L Brands	2,200	136,092
†Ulta Beauty	600	185,502
Williams-Sonoma	1,500	268,800
		20,110,107
Technology Hardware, Storage & Peripherals–0.83%
†Dell Technologies Class C	25,209	2,222,173
Hewlett Packard Enterprise	46,980	739,465
†NCR	26,150	992,393
NetApp	10,900	792,103
†Pure Storage Class A	5,600	120,624
Xerox Holdings	41,900	1,016,913
		5,883,671
Textiles, Apparel & Luxury Goods–1.37%
†Capri Holdings	15,500	790,500
†Carter's	41,573	3,697,087
†PVH	3,950	417,515
†Ralph Lauren	37,781	4,653,108
†Tapestry	2,900	119,509
		9,677,719

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.01%
MGIC Investment	7,600	$ 105,260
		105,260
Tobacco–0.25%
Altria Group	27,290	1,396,157
Philip Morris International	4,630	410,866
		1,807,023
Trading Companies & Distributors–0.33%
MSC Industrial Direct Class A	8,700	784,653
†United Rentals	2,340	770,585
†Univar Solutions	9,600	206,784
WW Grainger	1,475	591,372
		2,353,394
Water Utilities–0.04%
American Water Works	1,200	179,904
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Essential Utilities	1,700	$ 76,075
		255,979
Total Common Stock (Cost $447,623,544)		668,183,613

MONEY MARKET FUND–5.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	37,362,889	37,362,889
Total Money Market Fund (Cost $37,362,889)		37,362,889

TOTAL INVESTMENTS–99.51% (Cost $484,986,433)	705,546,502
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	3,438,809
NET ASSETS APPLICABLE TO 35,483,922 SHARES OUTSTANDING–100.00%	$708,985,311

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$172,263	$174,043	6/14/21	$—	$(1,780)
2	Euro	293,550	298,568	6/14/21	—	(5,018)
2	Japanese Yen	225,887	230,700	6/14/21	—	(4,813)
					—	(11,611)
Equity Contracts:
11	E-mini Russell 2000 Index	1,222,375	1,255,372	6/18/21	—	(32,997)
68	E-mini S&P 500 Index	13,489,160	13,272,264	6/18/21	216,896	—
91	E-mini S&P MidCap 400 Index	23,708,230	23,464,434	6/18/21	243,796	—
7	Euro STOXX 50 Index	317,356	309,455	6/18/21	7,901	—
2	FTSE 100 Index	184,167	185,045	6/18/21	—	(878)
1	Nikkei 225 Index (OSE)	263,536	259,403	6/10/21	4,133	—
					472,726	(33,875)
Total Futures Contracts					$472,726	$(45,486)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$668,183,613	$—	$—	$668,183,613
Money Market Fund	37,362,889	—	—	37,362,889
Total Investments	$705,546,502	$—	$—	$705,546,502
Derivatives:

Assets:
Futures Contracts	$472,726	$—	$—	$472,726
Liabilities:
Futures Contracts	$(45,486)	$—	$—	$(45,486)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9